Note 12 - Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
12.
     Subsequent Events

CARES Act Paycheck Protection Program Loan

On
April 17, 2020,
we received a
$170,200
bank loan backed by the United States Small Business Administration pursuant to the Paycheck Protection Program (PPP) provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan bears an annual interest rate of one
percent and is due
April 17, 2022.
No
payments of principal or interest will be due until
180
days after the disbursement date. Commencing
November 17, 2020,
monthly payments of
$9,578.16
will be due. Amounts due
may
be prepaid without penalty. We
may
apply to the lender to have the principal amount reduced upon providing qualifying information regarding eligible expenses to the lender.

1
1
.
Subsequent Event
s

Reverse Stock Split

Following approval by our shareholders at a meeting held on
January 3, 2020,
on
January 21, 2020,
we effected a
one
-for-
two thousand
reverse split of our common stock by the filing of an amendment to our certificate of incorporation with the State of Delaware.

Conversions of Preferred Stock to Common Stock

During the
first
quarter of
2020
(through
March 23),
all remaining Series H Preferred Stock (
1,686
shares) and Series I Preferred Stock (
700
shares) were converted into an aggregate of
13,481,349
shares of our common stock.

Issuance of Series
J
P
referred Stock

On
January 24, 2020,
we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with the purchasers identified therein (the “Purchasers”) providing for the issuance and sale to the Purchasers of an aggregate of
300
shares of our Series J Convertible Preferred Stock (“Series G Preferred Stock”) for gross proceeds of
$300,000.

Our Series J Preferred Stock has rights and privileges as set forth in the pertinent Certificate of Designation of Preferences, Rights and Limitations, including a liquidation preference equal to the stated value per share. The Series J Preferred Stock has no
voting rights and is
not
entitled to a dividend. The Series J Preferred Stock is convertible at any time at the option of the holders into shares of our common stock, at a conversion price equal to the lesser of (i)
$2.00
per share and (ii)
80%
of the volume weighted average price of the common stock during the ten
trading days immediately preceding the delivery of a notice of conversion. The Series J Preferred Stock contains price adjustment provisions, which may,
under certain circumstances reduce the conversion price to match if we sell or grant options to purchase, including rights to reprice, our common stock or common stock equivalents at a price lower than the then conversion price of the Series J Preferred Stock.